Cover	May 20, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2020
Entity File Number	001-34045
Entity Registrant Name	Colfax Corporation
Entity Central Index Key	0001420800
Entity Tax Identification Number	54-1887631
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	420 National Business Parkway
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Annapolis Junction
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20701
City Area Code	(301)
Local Phone Number	323-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable
Common Class [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CFX
Security Exchange Name	NYSE
Tangible Equity Unit [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	5.75% Tangible Equity Units
Trading Symbol	CFXA
Security Exchange Name	NYSE